Employee Benefits - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	$ (176)	$ (156)	$ (137)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(30)	(28)	(17)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(11)	(9)	(5)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(24)	(18)	(4)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(34)	(20)	(3)
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(1)	(1)	0
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense		(7)
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(76)	(87)	(114)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(80)	(72)	(67)
Administration costs	(19)	(19)	(23)
Past service cost due to plan amendments, curtailments or settlements	(2)	16	66
(Losses)/gains due to experience and demographic assumption changes	1	6	1
Profit from operations	(100)	(69)	(23)
Net finance cost	(76)	(87)	(114)
Total employee benefit expense	$ (176)	$ (156)	$ (137)